Fair Value Measurements (Details) - SAP America, Inc. 401(k) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 9,182,568,777	$ 8,079,763,436
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0